Acquisition of Navios Midstream (Details) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 13, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Business Acquisitions Pro Forma Revenue		$ 252,189	$ 293,949
Business Acquisition, Pro Forma Net Income (Loss)		$ (159,897)	$ (59,553)
Alternative Investment, Measurement Input		0.091
Merger Agreement with Navios Midstream
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition		Dec. 13, 2018
Business Acquisition, Date of Acquisition Agreement		Oct. 07, 2018
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	58.97%
Business Acquisition, Percentage of Voting Interests Acquired	41.03%
Business Acquisition, Transaction Costs		$ 2,175
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	$ 75,698
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		5,069
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		(1,630)
Navios Midstream
Business Acquisition [Line Items]
Equity method investment	$ 107,213
Navios Midstream | Nave Celeste and C. Dream
Business Acquisition [Line Items]
Accelerated amortization of the deferred gain		$ 6,777
Common Stock | Merger Agreement with Navios Midstream
Business Acquisition [Line Items]
Share Price | $ / shares	$ 6.24
Business Acquisition, Number of shares issued | shares	3,683,284